Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
2026	¥ 327,448
2027	275,525
2028	234,273
2029	182,129
2030	¥ 133,527